S000044143 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Treasury Floating Rate Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	3.46%	2.36%
iShares Treasury Floating Rate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	3.31%	2.22%
Performance Inception Date				Feb. 03, 2014
iShares Treasury Floating Rate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	1.97%	1.34%
iShares Treasury Floating Rate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.50%	1.96%	1.32%